Fair Value (Details 3) (USD $) In Thousands, unless otherwise specified						3 Months Ended				3 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2014 Private Equity Funds	Dec. 31, 2013 Private Equity Funds	Mar. 31, 2014 Private Equity Funds Minimum	Mar. 31, 2014 Private Equity Funds Maximum	Mar. 31, 2014 ERROR in label resolution.	Dec. 31, 2013 ERROR in label resolution.	Mar. 31, 2014 ERROR in label resolution. Minimum	Mar. 31, 2014 ERROR in label resolution. Maximum	Mar. 31, 2014 N-Star CDO equity Minimum	Mar. 31, 2014 N-Star CDO equity Maximum	Mar. 31, 2014 Variable Interest Entity, Not Primary Beneficiary N-Star CDO equity	Dec. 31, 2013 Variable Interest Entity, Not Primary Beneficiary N-Star CDO equity	Dec. 31, 2012 Recurring basis Estimate of Fair Value Measurement [Member]	Mar. 31, 2014 Recurring basis Variable Interest Entity, Not Primary Beneficiary N-Star CDO equity Estimate of Fair Value Measurement [Member]	Dec. 31, 2013 Recurring basis Variable Interest Entity, Not Primary Beneficiary N-Star CDO equity Estimate of Fair Value Measurement [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Asset Value				$ 571,903	$ 586,018			$ 194,657	$ 192,419
Real estate securities, available for sale (refer to Note 8)	$ 961,135	$ 1,035,075	$ 1,108,393											$ 142,908	$ 158,274	$ 1,108,393	$ 142,908	$ 158,274
Discount rate (percent)						18.00%	24.00%			7.50%	12.00%	18.00%	20.00%